Note 33 - Cash Flow Information	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of cash flow statement [text block]
33	Cash flow information

Non-cash items and information presented separately on the statements of cash flows statement:

	2024	2023	2022	2021	2020	2019
Operating profit	43,674	*10,955	*30,188	*36,145	*35,880	*36,808
Adjustments for:
Impairment of property, plant and equipment (note 18)	1,711	877	8,209	497	–	144
Impairment of exploration and evaluation assets	–	–	467	3,837	2,930	–
Impairment of solar plant - VAT and duty receivables	–	720	–	–	–	–
Impairment of assets held for sale (note 24)	385	–	–	–	–	–
Expected credit losses on deferred consideration on the disposal of subsidiary	–	–	–	761	–	–
Profit on sale of subsidiary	–	–	–	–	–	(5,409)
Unrealised foreign exchange losses (gains) (note 9)	1,683	*5	*(2,648)	*(539)	*(3,512)	*(7,226)
Cash-settled share-based expense (note 12.1)	201	463	609	477	1,413	689
Share-based expense included in production costs (note 12)	434	660	853	692	634	107
Cash portion of cash-settled share-based expense	(691)	(1,695)	(1,468)	(420)	(1)	(1,384)
Equity-settled share-based expense (note 12.2)	1,054	640	484	–	–	–
Equity-settled share-based employee tax on vesting	(182)	–	–	–	–	–
Depreciation (note 18)	16,021	14,486	10,141	8,046	4,628	4,434
Fair value loss on derivative instruments (note 11)	831	1,119	401	240	266	(102)
Loss on disposal of property, plant and equipment (note 18)	32	33	–	–	–	63
Derecognition of property, plant and equipment	–	–	–	(38)	182	–
Site restoration provision adjustment on assets and liabilities held for sale	6	–	–	–	–	–
Write down of inventory (note 8)	312	283	563	–	–	–
Cash generated from operations before working capital changes	65,471	28,546	47,799	49,698	42,420	28,124
Inventories	(3,777)	(2,182)	1,915	(4,016)	(5,707)	(1,655)
Prepayments	(3,718)	338	(1,375)	(4,272)	816	(2,099)
Trade and other receivables	(5,611)	(1,910)	(1,561)	(4,746)	539	393
Trade and other payables	3,073	1,606	2,879	2,039	(101)	(878)
Cash generated from operations	55,438	26,398	49,657	38,703	37,967	23,885

* Restated, refer to note 41.

The above note includes comparative information for 2019 to 2023 due to line items indicated with the “*” being affected by the restatement (refer to note 41). The total cash generated from operations did not change due to the restatement.